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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 5/31/16

Item 1. Schedule of Investments.

Liquid Assets Portfolio STIC Prime Portfolio Treasury Portfolio Government & Agency Portfolio Government TaxAdvantage Portfolio Tax-Free Cash Reserve Portfolio
Quarterly Schedule of Portfolio Holdings
May 31, 2016

invesco.com/us	CM-STIT-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–45.64%

Bank of Montreal (a)	0.56%	07/19/2016	$115,000	$115,000,000
Bank of Montreal (a)(b)	0.78%	09/07/2016	100,000	100,000,000
Bank of Montreal (a)(b)	0.80%	11/10/2016	200,000	200,000,000
Bank of Nova Scotia (a)(b)	0.79%	09/09/2016	100,000	100,000,000
Bank of Nova Scotia (a)(b)	0.81%	09/30/2016	120,100	120,100,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (a)	0.37%	06/07/2016	120,000	120,000,000
BNP Paribas (a)	0.28%	06/01/2016	315,000	315,000,000
Canadian Imperial Bank of Commerce (a)	0.29%	06/01/2016	335,000	335,000,000
Canadian Imperial Bank of Commerce (a)	0.85%	08/25/2016	65,000	65,000,000
Canadian Imperial Bank of Commerce (a)	0.90%	09/20/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce (a)	0.93%	11/21/2016	90,000	90,000,000
Citibank, N.A.	0.63%	06/06/2016	95,000	95,000,000
Citibank, N.A.	0.82%	08/12/2016	100,000	100,000,000
Credit Agricole Corporate & Investment Bank (a)	0.30%	06/01/2016	551,581	551,580,966
Credit Agricole Corporate & Investment Bank (a)	0.71%	08/01/2016	85,000	85,000,000
Credit Industriel et Commercial (a)	0.37%	06/01/2016	250,000	250,000,000
Dexia Credit Local S.A. (a)(b)	0.78%	09/13/2016	100,000	100,000,000
Dexia Credit Local S.A. (a)(b)	0.79%	08/10/2016	100,000	100,000,000
Dexia Credit Local S.A. (a)	0.87%	11/14/2016	90,000	90,000,000
DNB Bank ASA (a)	0.28%	06/01/2016	625,000	625,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank (a)	0.28%	06/01/2016	200,000	200,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank (a)	0.65%	08/03/2016	100,000	100,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank (a)	0.66%	06/06/2016	135,000	135,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank (a)	0.75%	09/06/2016	50,000	50,016,051
HSBC Bank PLC (a)(b)(c)	0.89%	11/17/2016	107,000	107,000,000
KBC Bank N.V. (a)	0.38%	06/01/2016	280,000	280,000,000
Lloyds Bank PLC (a)	0.28%	06/01/2016	310,000	310,000,000
Mitsubishi UFJ Trust & Banking Corp. (a)	0.63%	07/26/2016	161,000	161,000,000
Mizuho Bank Ltd. (a)	0.61%	08/17/2016	70,000	69,995,497
Mizuho Bank Ltd. (a)	0.62%	07/22/2016	190,000	190,000,000
Mizuho Bank Ltd. (a)	0.66%	07/21/2016	55,700	55,703,459
Mizuho Bank Ltd. (a)	0.78%	08/26/2016	30,000	30,008,668
Natixis (a)	0.29%	06/01/2016	300,000	300,000,000
Nordea Bank Finland PLC (a)	0.27%	06/01/2016	804,000	804,000,000
Norinchukin Bank (The) (a)	0.60%	07/08/2016	205,000	205,000,000
Norinchukin Bank (The) (a)	0.62%	08/02/2016	143,000	143,000,000
Royal Bank of Canada (a)(b)	0.79%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB (a)	0.28%	06/01/2016	783,000	783,000,000
Sumitomo Mitsui Trust Bank Ltd. (a)	0.62%	07/01/2016	60,000	60,000,000
Sumitomo Mitsui Trust Bank Ltd. (a)	0.65%	08/02/2016	142,000	142,000,000
Sumitomo Mitsui Trust Bank Ltd. (a)	0.68%	07/22/2016	110,000	110,004,659
Svenska Handelsbanken AB (a)	0.27%	06/01/2016	814,750	814,750,000
Svenska Handelsbanken AB (a)(b)	0.77%	09/19/2016	100,000	100,000,000
Swedbank AB (a)	0.36%	06/02/2016	295,000	295,000,000
Swedbank AB (a)	0.36%	06/07/2016	405,000	405,000,000
Toronto-Dominion Bank (The) (a)	0.59%	08/05/2016	140,000	140,000,000
Toronto-Dominion Bank (The) (a)(b)	0.68%	06/06/2016	50,000	50,000,000
Toronto-Dominion Bank (The) (a)(b)	0.68%	08/17/2016	30,000	30,000,000
Toronto-Dominion Bank (The) (a)(b)	0.81%	11/07/2016	77,000	77,000,000
UBS AG (a)	0.85%	08/05/2016	85,000	85,000,000
UBS AG (a)(b)	0.85%	12/13/2016	95,000	95,000,000
Total Certificates of Deposit (Cost $10,259,159,300)				10,259,159,300

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–36.19% (d)

Asset-Backed Securities - Consumer Receivables–1.96%

Old Line Funding, LLC	0.64%	08/10/2016	$55,000	$54,931,555
Old Line Funding, LLC	0.70%	08/16/2016	75,000	74,889,167
Old Line Funding, LLC	0.70%	08/17/2016	100,000	99,850,278
Old Line Funding, LLC (c)	0.74%	09/16/2016	90,000	89,802,050
Thunder Bay Funding, LLC	0.65%	07/27/2016	40,000	39,959,556
Thunder Bay Funding, LLC (c)	0.66%	07/26/2016	45,000	44,954,625
Thunder Bay Funding, LLC	0.70%	08/23/2016	35,000	34,943,514
				439,330,745

Asset-Backed Securities - Fully Supported–1.77%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (a)(c)	0.58%	07/19/2016	32,000	31,975,253
Kells Funding LLC (CEP-FMS Wertmanagement) (a)	0.58%	07/13/2016	30,000	29,979,700
Kells Funding LLC (CEP-FMS Wertmanagement) (a)	0.58%	07/20/2016	100,000	99,921,056
Kells Funding LLC (CEP-FMS Wertmanagement) (a)	0.60%	07/22/2016	75,000	74,936,781
Kells Funding LLC (CEP-FMS Wertmanagement) (a)	0.61%	06/02/2016	110,000	109,998,136
Kells Funding LLC (CEP-FMS Wertmanagement) (a)	0.66%	09/12/2016	50,000	49,905,584
				396,716,510

Asset-Backed Securities - Fully Supported Bank–12.95%

Albion Capital LLC (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd.(The)) (a)(c)	0.48%	06/27/2016	70,000	69,975,733
Anglesea Funding LLC (Multi-CEP’s) (a)(b)(c)	0.71%	07/18/2016	133,000	133,000,000
Anglesea Funding LLC (Multi-CEP’s) (a)(b)(c)	0.71%	10/03/2016	135,000	135,000,000
Barton Capital S.A. (CEP-Societe Generale S.A.) (a)(c)	0.52%	07/19/2016	50,000	49,965,333
Barton Capital S.A. (CEP-Societe Generale S.A.) (a)(b)(c)	0.60%	10/04/2016	25,000	25,000,000
Barton Capital S.A. (CEP-Societe Generale S.A.) (a)(b)	0.62%	07/07/2016	75,000	75,000,000
Barton Capital S.A. (CEP-Societe Generale S.A.) (a)(c)	0.63%	08/04/2016	70,000	69,921,600
Bennington Stark Capital Co. (CEP-Societe Generale S.A.) (a)(c)	0.62%	08/01/2016	25,000	24,973,736
Bennington Stark Capital Co. (CEP-Societe Generale S.A.) (a)(c)	0.65%	07/05/2016	50,000	49,969,306
Cancara Asset Securitization LLC (CEP-Lloyds Bank LLC) (a)	0.60%	06/14/2016	90,000	89,980,500
Cancara Asset Securitization LLC (CEP-Lloyds Bank LLC) (a)	0.60%	07/01/2016	120,000	119,940,000
Cancara Asset Securitization LLC (CEP-Lloyds Bank LLC) (a)	0.60%	07/07/2016	30,000	29,982,000
Cancara Asset Securitization LLC (CEP-Lloyds Bank LLC) (a)	0.60%	07/14/2016	50,000	49,964,167
Cancara Asset Securitization LLC (CEP-Lloyds Bank LLC) (a)	0.60%	07/19/2016	25,000	24,980,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC) (b)	0.68%	07/14/2016	97,000	97,000,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC) (b)	0.79%	08/22/2016	73,000	73,000,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Securities LLC)	0.81%	08/05/2016	100,000	99,853,750
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (b)(c)	0.69%	07/22/2016	60,000	60,000,000
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (c)	0.87%	09/12/2016	75,000	74,813,312
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Securities LLC) (c)	0.88%	11/10/2016	60,000	59,762,400
Crown Point Capital Co., LLC Series A (Multi-CEP’s) (a)(c)	0.63%	06/07/2016	60,000	59,993,700
Institutional Secured Funding LLC (Multi-CEP’s) (a)(c)	0.57%	06/17/2016	32,000	31,991,893
Institutional Secured Funding LLC (Multi-CEP’s) (a)(c)	0.61%	07/26/2016	25,000	24,976,701
Institutional Secured Funding LLC (Multi-CEP’s) (a)(c)	0.67%	08/17/2016	50,000	49,928,347
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (a)(c)	0.58%	07/12/2016	64,000	63,957,725
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (a)	0.61%	08/24/2016	40,000	39,943,067
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (a)(c)	0.68%	06/21/2016	44,000	43,983,378
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (a)(c)	0.69%	07/11/2016	85,000	84,934,834
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (a)(c)	0.86%	11/16/2016	50,000	49,799,333
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Banking Corp.) (a)	0.52%	07/06/2016	73,750	73,712,716
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Banking Corp.) (a)	0.52%	07/15/2016	38,316	38,291,648
Matchpoint Finance PLC (CEP-BNP Paribas S.A.) (a)(c)	0.69%	07/01/2016	85,000	84,951,125
Mountcliff Funding LLC (Multi-CEP’s) (a)(c)	0.65%	07/06/2016	61,000	60,961,451
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (a)(c)	0.37%	06/03/2016	157,494	157,490,763
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (a)(c)	0.44%	06/20/2016	40,000	39,990,711
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (a)(c)	0.44%	06/29/2016	98,204	98,170,392
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (a)(c)	0.45%	06/17/2016	54,405	54,394,119

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities - Fully Supported Bank–(continued)

Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (a)(c)	0.45%	06/27/2016	$120,000	$119,961,000
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (a)(b)	0.61%	10/12/2016	115,000	115,000,000
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (a)(c)	0.62%	07/25/2016	70,000	69,934,900
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (a)(b)	0.76%	10/12/2016	64,750	64,750,000
Working Capital Management Co. L.P. (CEP-Mizuho Corporate Bank, Ltd.) (a)(c)	0.46%	06/20/2016	35,000	34,991,503
Working Capital Management Co. L.P. (CEP-Mizuho Corporate Bank, Ltd.) (a)(c)	0.51%	07/07/2016	12,000	11,993,880
Working Capital Management Co. L.P. (CEP-Mizuho Corporate Bank, Ltd.) (a)(c)	0.53%	07/05/2016	25,000	24,987,486
				2,911,172,509

Asset-Backed Securities - Multi-Purpose–1.68%

CHARTA, LLC (c)	0.83%	07/06/2016	66,000	65,946,742
Nieuw Amsterdam Receivables Corp. (a)(c)	0.51%	07/07/2016	34,208	34,190,554
Nieuw Amsterdam Receivables Corp. (a)(c)	0.54%	07/05/2016	62,765	62,732,990
Nieuw Amsterdam Receivables Corp. (a)(c)	0.69%	08/18/2016	50,000	49,925,250
Versailles Commercial Paper LLC (b)(c)	0.58%	10/14/2016	100,000	100,000,000
Versailles Commercial Paper LLC (c)	0.67%	07/05/2016	65,000	64,958,869
				377,754,405

Consumer Finance–0.44%

Toyota Motor Credit Corp. (a)	0.71%	08/10/2016	100,000	99,861,944

Diversified Banks–11.84%

Abbey National Treasury Services PLC (a)	0.59%	08/08/2016	60,000	59,933,134
Abbey National Treasury Services PLC (a)	0.62%	08/01/2016	130,000	129,863,428
Bank of New York Mellon Corp.	0.35%	06/07/2016	275,000	274,983,957
BNP Paribas S.A. (a)	0.37%	06/03/2016	226,700	226,695,340
Commonwealth Bank of Australia (a)(b)(c)	0.79%	08/22/2016	73,000	73,000,000
Credit Agricole Corporate & Investment Bank (a)	0.36%	06/07/2016	145,000	144,991,300
DBS Bank Ltd. (c)	0.59%	07/11/2016	50,000	49,967,222
Dexia Credit Local S.A. (a)	0.65%	09/12/2016	102,450	102,259,471
DNB Bank ASA (a)(c)	0.88%	09/12/2016	75,000	74,811,167
ING (US) Funding LLC (a)	0.67%	06/01/2016	135,000	135,000,000
ING (US) Funding LLC (a)	0.67%	06/13/2016	90,000	89,979,900
ING (US) Funding LLC (a)	0.69%	08/02/2016	65,000	64,922,758
ING (US) Funding LLC (a)	0.70%	08/08/2016	78,000	77,896,867
ING (US) Funding LLC (a)	0.70%	09/08/2016	37,325	37,253,150
ING (US) Funding LLC (a)	0.70%	09/09/2016	125,000	124,756,944
Mizuho Bank Ltd. (a)(c)	0.60%	06/10/2016	70,000	69,989,500
Natixis (a)	0.70%	08/01/2016	148,000	147,824,456
Societe Generale S.A. (a)	0.64%	08/01/2016	139,900	139,749,471
Sumitomo Mitsui Banking Corp. (a)(c)	0.60%	06/01/2016	115,000	115,000,000
Sumitomo Mitsui Banking Corp. (a)(c)	0.61%	07/01/2016	215,000	214,890,709
Sumitomo Mitsui Trust Bank Ltd. (a)(c)	0.61%	08/08/2016	125,000	124,855,972
Sumitomo Mitsui Banking Corp. (a)(c)	0.65%	08/10/2016	92,000	91,883,722
Westpac Banking Corp. (a)(b)	0.75%	08/08/2016	91,000	91,000,000
				2,661,508,468

Regional Banks–4.21%

Danske Corp. (a)(c)	0.65%	08/03/2016	70,000	69,920,987
Danske Corp. (a)(c)	0.65%	09/01/2016	140,000	139,767,444
HSBC Bank PLC (a)(c)	0.82%	08/09/2016	100,000	99,843,792
HSBC Bank PLC (a)(b)	0.84%	09/06/2016	85,000	85,000,000
La Caisse Centrale Desjardins Du Quebec (a)(c)	0.39%	06/01/2016	45,000	45,000,000
Macquarie Bank Ltd. (a)(c)	0.60%	08/15/2016	50,000	49,937,500
Macquarie Bank Ltd. (a)(c)	0.61%	08/04/2016	45,000	44,951,200
Macquarie Bank Ltd. (a)(c)	0.75%	06/29/2016	145,000	144,915,417

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Regional Banks–(continued)

Mitsubishi UFJ Trust & Banking Corp. (a)	0.65%	07/29/2016	$53,000	$52,944,497
Mitsubishi UFJ Trust & Banking Corp. (a)	0.65%	08/11/2016	75,000	74,903,854
Mitsubishi UFJ Trust & Banking Corp. (a)	0.67%	08/25/2016	140,000	139,778,528
				946,963,219

Specialized Finance–0.36%

CDP Financial Inc. (a)(c)	0.65%	08/19/2016	82,000	81,883,036

Thrifts & Mortgage Finance–0.98%

Nationwide Building Society (a)(c)	0.69%	08/10/2016	135,000	134,818,875
Nationwide Building Society (a)(c)	0.73%	09/15/2016	85,000	84,817,297
				219,636,172
Total Commercial Paper (Cost $8,134,827,008)				8,134,827,008

Variable Rate Demand Notes–1.98%(e)

Credit Enhanced–1.93%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.44%	06/01/2029	460	460,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.57%	09/01/2019	1,887	1,887,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.49%	12/01/2028	900	900,000
Blair (County of), Pennsylvania IDA (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.44%	10/01/2028	39,900	39,900,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP-FNMA)	0.48%	10/15/2033	1,175	1,175,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.42%	07/01/2038	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC-U.S. Bank, N.A.) (f)	0.39%	09/01/2033	6,097	6,097,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.40%	03/01/2034	1,366	1,366,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.42%	05/01/2036	1,507	1,507,000
District of Columbia Housing Finance Agency (Park 7 at Minnesota Benning); Series 2012, VRD Multifamily Housing RB	0.41%	02/01/2046	4,142	4,142,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.40%	06/01/2037	5,318	5,318,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland) (a)(f)	0.45%	08/01/2027	1,000	1,000,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)	0.42%	03/01/2030	2,613	2,613,000
Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.42%	02/15/2042	5,225	5,225,000
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, VRD Ref. RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.40%	02/01/2040	19,500	19,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.) (f)	0.40%	02/01/2042	3,650	3,650,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.) (f)	0.41%	01/01/2037	3,450	3,450,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC-US Bank N.A.) (f)	0.41%	05/01/2036	2,330	2,330,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (f)	0.37%	09/01/2048	9,435	9,435,000
Jets Stadium Development, LLC Series 2014 A-4B, VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.) (a)(c)(f)	0.45%	04/01/2047	43,600	43,600,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.) (f)	0.42%	05/01/2037	20,575	20,575,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (f)	0.41%	09/01/2028	$5,290	$5,290,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank, N.A) (f)	0.34%	07/01/2041	4,255	4,255,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.38%	07/01/2038	1,789	1,789,000
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.35%	04/01/2037	4,821	4,821,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.49%	11/15/2031	1,007	1,007,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.41%	07/15/2036	6,073	6,073,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale) (a)(f)	0.49%	11/01/2044	30,000	30,000,000
New York (State of) Housing Finance Agency (625 West 57th Street Housing); Series 2015 A-1, VRD RB (LOC-Bank of New York Mellon (The)) (f)	0.37%	05/01/2049	69,050	69,050,000
New York (City of), New York Housing Development Corp. (The Crest); Series 2005 A, MFH VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale) (f)	0.41%	12/01/2036	10,845	10,845,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA)	0.39%	06/01/2025	249	249,000
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.40%	08/01/2034	9,757	9,757,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.40%	05/01/2032	16,565	16,565,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis) (f)	0.49%	07/01/2040	1,970	1,970,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.40%	04/01/2026	1,193	1,193,000
Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.37%	07/01/2037	31,050	31,050,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)	0.42%	06/15/2031	3,345	3,345,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.45%	06/01/2041	6,990	6,990,000
St. Charles (County of), Missouri Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.42%	12/01/2027	14,265	14,265,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.42%	04/15/2027	3,636	3,636,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.40%	10/01/2033	6,875	6,875,000
Tarrant (County of), Texas Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.41%	02/15/2027	5,860	5,860,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA) (c)	0.45%	09/15/2036	4,375	4,375,000
Washington (State of) Housing Finance Commission (Panorama City); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.37%	04/01/2043	52	52,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (f)	0.41%	07/01/2027	5,461	5,461,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.40%	08/15/2034	14,500	14,500,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.45%	05/01/2030	865	865,000
				435,068,000

Other Variable Rate Demand Notes–0.04%

Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.45%	09/15/2024	8,450	8,450,000
Total Variable Rate Demand Notes (Cost $443,518,000)				443,518,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Other Bonds & Notes–3.04%

New York Life Global Funding, Sec. Floating Rate Notes (b)(c)	0.68%	08/05/2016	$73,000	$73,000,014
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes (b)	0.69%	10/19/2016	235,000	235,000,000
Unsec. Medium-Term Floating Rate Notes (b)	0.79%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Notes (a)(b)(c)	0.88%	11/07/2016	150,000	150,000,000
Total Other Bonds & Notes (Cost $683,000,014)				683,000,014

U.S. Treasury Bills–1.32%(d)

U.S. Treasury Bills	0.40%	11/17/2016	77,000	76,857,219
U.S. Treasury Bills	0.45%	11/25/2016	220,000	219,524,066
Total U.S. Treasury Securities (Cost $296,381,285)				296,381,285
TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.16% (Cost $19,816,885,607)				19,816,885,607

			Repurchase Amount

Repurchase Agreements–12.08%(g)

Citigroup Global Markets Inc., joint agreement dated 05/31/2016, aggregate maturing value of $400,003,111 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%-6.63%, 09/30/2016-08/15/2045)	0.28%	06/01/2016	200,001,556	200,000,000
Citigroup Global Markets Inc., term agreement dated 04/11/2016, maturing value of $60,000,000 (collateralized by foreign non-agency asset-backed securities valued at $66,000,000; 1.18%-5.89%, 03/09/2045-02/28/2052) (b)	0.98%	12/02/2016	60,000,000	60,000,000
Credit Suisse Securities (USA) LLC, open agreement dated 04/22/2016, (collateralized by a domestic non-agency mortgage-backed securities valued at $457,600,032; 0%-6.00%, 07/27/2037-12/25/2065) (a)(h)	0.98%	–	–	416,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 05/25/2016, maturing value of $200,024,500 (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $219,525,884; 0%-9.42%, 03/15/2017-07/25/2055) (a)(i)	0.63%	06/01/2016	200,024,500	200,000,000
ING Financial Markets, LLC, agreement dated 05/31/2016, maturing value $10,000,142 (collateralized by domestic corporate obligations valued at $10,504,899; 1.95%-3.31%, 02/11/2020-07/01/2026) (a)	0.51%	06/01/2016	10,000,142	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 05/31/2016, aggregate maturing value of $950,007,389 (collateralized by U.S. Treasury obligations valued at $969,000,071; 0.13%-4.25%, 04/15/2018-02/15/2044)	0.28%	06/01/2016	130,799,434	130,798,417
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 05/27/2016, maturing value of $348,452,400 (collateralized by domestic and foreign corporate obligations valued at $382,800,615; 0%-14.00%, 09/01/2016-12/31/2099) (b)(i)	0.78%	07/26/2016	348,452,400	348,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 05/31/2016, maturing value of $350,316,458 (collateralized by U.S. government sponsored agency obligations, domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $375,362,736; 0%-13.63%, 07/18/2016-08/19/2065) (b)	0.93%	07/05/2016	350,316,458	350,000,000
RBC Capital Markets Corp., term agreement dated 04/28/2016, maturing value of $275,153,236 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $284,526,537; 0%-9.63%, 06/15/2016-07/01/2114) (a)(i)	0.59%	06/01/2016	275,153,236	275,000,000
RBC Capital Markets Corp., term agreement dated 05/31/2016, maturing value of $150,015,167 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $153,000,000; 0%-6.17%, 07/01/2029-05/01/2046) (a)(i)	0.52%	06/07/2016	150,015,167	150,000,000
Wells Fargo Securities, LLC, joint agreement dated 05/31/2016, aggregate maturing value of $500,004,306 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-4.50%, 08/01/2030-06/01/2043)	0.31%	06/01/2016	376,211,075	376,207,835
Wells Fargo Securities, LLC, term agreement dated 05/26/2016, maturing value of $75,007,729 (collateralized by domestic and foreign corporate obligations valued at $78,750,001; 0%-6.63%, 06/01/2016-05/18/2026) (i)	0.53%	06/02/2016	75,007,729	75,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

Wells Fargo Securities, LLC, term agreement dated 05/31/2016, maturing value of $125,012,639 (collateralized by domestic agency obligations and foreign corporate obligations valued at $127,500,000; 0%-10.13%, 05/01/2017-05/15/2027) (i)	0.52%	06/07/2016	$125,012,639	$125,000,000
Total Repurchase Agreements (Cost $2,716,006,252)				2,716,006,252
TOTAL INVESTMENTS(j)(k)–100.24% (Cost $22,532,891,859)				22,532,891,859
OTHER ASSETS LESS LIABILITIES–(0.24)%				(53,127,544)
NET ASSETS–100.00%				$22,479,764,315

Investment Abbreviations:

CEP	—Credit Enhancement Provider

Ctfs.	—Certificates

FHLB	—Federal Home Loan Bank

FHLMC	—Federal Home Loan Mortgage Corp.

FNMA	—Federal National Mortgage Association

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

RB	—Revenue Bonds

Ref.	—Refunding

Sec.	—Secured

Sr.	—Senior

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 14.2%; France: 12.8%; Canada: 11.7%; Japan: 11.4%; United Kingdom: 9.2%; other countries less than 5% each: 21.0%.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $4,552,489,848, which represented 20.25% of the Fund’s Net Assets.

(d)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2016

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–39.03%(a)

Asset-Backed Securities - Fully Supported–2.36%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (b)(c)	0.50%	06/02/2016	$20,000	$19,999,722
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (b)(c)	0.50%	06/08/2016	25,000	24,997,569
Kells Funding LLC (CEP-FMS Wertmanagement) (b)	0.45%	06/01/2016	10,000	10,000,000
				54,997,291

Asset-Backed Securities - Fully Supported Bank–22.44%

Anglesea Funding LLC (Multi-CEP’s) (b)(c)	0.50%	07/08/2016	15,000	14,992,292
Barton Capital S.A. (CEP-Societe Generale S.A.) (b)(c)	0.52%	07/13/2016	1,500	1,499,090
Barton Capital S.A. (CEP-Societe Generale S.A.) (b)(c)(d)	0.62%	07/06/2016	77,000	77,000,000
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (b)	0.50%	06/03/2016	40,000	39,998,889
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.53%	07/12/2016	34,750	34,729,025
Halkin Finance LLC (Multi-CEP’s) (b)(c)	0.53%	06/03/2016	25,000	24,999,264
Institutional Secured Funding LLC (Multi-CEP’s) (b)(c)	0.57%	06/15/2016	16,000	15,996,453
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	0.51%	06/10/2016	15,000	14,998,088
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (b)(c)	0.51%	07/11/2016	10,000	9,994,333
LMA Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.) (b)(c)	0.54%	06/10/2016	20,000	19,997,300
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Banking Corp.) (b)	0.52%	07/15/2016	35,000	34,977,756
Mountcliff Funding LLC (Multi-CEP’s) (b)(c)	0.54%	06/03/2016	30,000	29,999,100
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (b)(c)	0.44%	06/14/2016	30,000	29,995,233
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (b)(c)	0.44%	06/20/2016	50,000	49,988,389
Regency Markets No. 1 LLC (CEP-HSBC Bank PLC) (b)(c)	0.44%	06/29/2016	10,000	9,996,578
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.53%	07/12/2016	29,000	28,982,495
Working Capital Management Co. (CEP-Mizuho Bank, Ltd.) (b)(c)	0.50%	07/01/2016	40,000	39,983,333
Working Capital Management Co. (CEP-Mizuho Bank, Ltd.) (b)(c)	0.51%	06/03/2016	10,000	9,999,717
Working Capital Management Co. (CEP-Mizuho Bank, Ltd.) (b)(c)	0.51%	06/17/2016	22,000	21,995,013
Working Capital Management Co. (CEP-Mizuho Bank, Ltd.) (b)(c)	0.51%	07/07/2016	13,100	13,093,319
				523,215,667

Asset-Backed Securities - Multi-Purpose–1.71%

Nieuw Amsterdam Receivables Corp. (b)(c)	0.50%	07/01/2016	29,750	29,737,604
Nieuw Amsterdam Receivables Corp. (b)(c)	0.51%	07/07/2016	10,000	9,994,900
				39,732,504

Consumer Finance–1.63%

American Honda Finance Corp. (b)	0.44%	06/27/2016	13,000	12,995,869
BMW US Capital LLC (b)(c)	0.45%	07/11/2016	25,000	24,987,500
				37,983,369

Diversified Banks–4.33%

Bank of New York Mellon Corp. (The)	0.35%	06/07/2016	30,000	29,998,250
BNP Paribas S.A. (b)	0.37%	06/03/2016	26,000	25,999,466
Credit Agricole Corporate & Investment Bank (b)	0.51%	06/14/2016	20,000	19,996,317
DBS Bank Ltd. (b)(c)	0.47%	07/11/2016	25,000	24,986,944
				100,980,977

Industrial Conglomerates–1.07%

Danaher Corp.(c)	0.42%	06/16/2016	25,000	24,995,625

Other Diversified Financial Services–0.86%

ABN Amro Funding USA LLC (b)(c)	0.47%	07/08/2016	20,000	19,990,339

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Regional Banks–4.63%

Banque et Caisse d’Epargne de l’Etat (b)	0.41%	06/06/2016	$20,000	$19,998,861
La Caisse Centrale Desjardins Du Quebec (b)(c)	0.39%	06/01/2016	20,000	20,000,000
Landesbank Hessen-Thueringen Girozentrale (b)(c)	0.46%	06/16/2016	28,000	27,994,283
Landesbank Hessen-Thueringen Girozentrale (b)(c)	0.46%	07/11/2016	25,000	24,987,222
Landesbank Hessen-Thueringen Girozentrale (b)(c)	0.46%	07/12/2016	15,000	14,992,142
				107,972,508
Total Commercial Paper (Cost $909,868,280)				909,868,280

Certificates of Deposit–19.77%

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (b)	0.37%	06/07/2016	15,000	15,000,000
BNP Paribas S.A. (b)	0.49%	06/03/2016	25,000	25,000,000
Credit Industriel et Commercial (b)	0.37%	06/01/2016	30,000	30,000,000
DNB Bank ASA (b)	0.28%	06/01/2016	118,000	118,000,000
KBC Bank N.V. (b)	0.38%	06/01/2016	30,000	30,000,000
Oversea-Chinese Banking Corp. Ltd. (b)	0.48%	06/02/2016	50,000	50,000,000
Svenska Handelsbanken AB (b)	0.27%	06/01/2016	118,000	118,000,000
Swedbank AB (b)	0.36%	06/02/2016	30,000	30,000,000
Swedbank AB (b)	0.36%	06/07/2016	45,000	45,000,000
Total Certificates of Deposit (Cost $461,000,000)				461,000,000

Variable Rate Demand Notes–13.96%(d)

Credit Enhanced–13.96%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.44%	06/01/2029	2,020	2,020,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.49%	12/01/2028	5,510	5,510,000
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.44%	10/01/2028	15,000	15,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.40%	06/01/2037	6,000	6,000,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, VRD MFH RB (LOC-Citibank N.A.) (f)	0.43%	10/01/2039	9,280	9,280,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC-U.S. Bank, N.A.) (f)	0.39%	09/01/2033	1,937	1,937,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.39%	06/15/2025	5,814	5,814,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.42%	05/01/2036	3,277	3,277,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (f)	0.44%	11/01/2030	326	326,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Canadian Imperial Bank of Commerce) (b)(f)	0.37%	11/01/2024	6,000	6,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.40%	03/01/2030	975	975,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)	0.42%	03/01/2030	1,542	1,542,000
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.41%	06/01/2048	3,772	3,772,000
Illinois (State of) Finance Authority (Waste Management, Inc.); Series 2003, VRD Solid Waste Disposal RB (LOC-Wells Fargo Bank, N.A.) (f)	0.43%	09/01/2027	5,000	5,000,000
Jets Stadium Development, LLC; Series 2007 A-4, Unsec. VRD Bonds (LOC-Sumitomo Mitsui Banking Corp.) (b)(c)(f)	0.45%	04/01/2047	59,200	59,200,000
Kent (County of), Michigan Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The)) (f)	0.38%	01/15/2026	6,500	6,500,000
M3 Realty, LLC; Series 2007, Sec. VRD Taxable Bonds (LOC-General Electric Capital Corp.) (c)(f)	0.51%	01/01/2033	2,060	2,060,000
Massachusetts (State of) Development Finance Agency (Baystate Medical Center); Series 2005 G, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.35%	07/01/2026	2,000	2,000,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.40%	10/01/2038	5,969	5,969,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.35%	04/01/2037	$1,742	$1,742,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.40%	04/01/2037	4,563	4,563,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-Bank of America, N.A.) (c)(f)	0.40%	05/01/2041	1,100	1,100,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (f)	0.41%	02/01/2028	572	572,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale) (b)(f)	0.49%	11/01/2044	11,000	11,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (CEP-FHLMC)	0.37%	11/01/2041	20,500	20,500,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC-Bank of America, N.A.) (f)	0.43%	11/01/2046	11,661	11,661,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.40%	03/01/2031	9,000	9,000,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.40%	08/01/2034	16,679	16,679,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (f)	0.37%	07/01/2032	11,548	11,548,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.40%	05/01/2032	3,619	3,619,000
Philadelphia School District; Series 2010 G, Ref. VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.) (f)	0.40%	09/01/2030	38,500	38,500,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.40%	04/01/2026	1,119	1,119,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.37%	07/01/2037	21,760	21,760,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.37%	03/01/2028	2,702	2,702,000
Tarrant (County of), Texas Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA)	0.40%	02/15/2028	1,538	1,538,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.37%	09/01/2038	4,189	4,189,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.40%	12/15/2044	3,100	3,100,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.37%	04/01/2043	7,340	7,340,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (f)	0.41%	07/01/2027	543	543,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.40%	08/15/2034	10,608	10,608,000
Total Variable Rate Demand Notes (Cost $325,565,000)				325,565,000

U.S. Government Sponsored Agency Securities–1.10%

Overseas Private Investment Corp. (OPIC)–1.10%

Unsec. Gtd. VRD COP (e)	0.36%	09/20/2022	4,000	4,000,000
Unsec. Gtd. VRD COP (e)	0.36%	05/15/2030	11,596	11,596,000
Unsec. Gtd. VRD COP (e)	0.36%	09/15/2022	10,000	10,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,596,000)				25,596,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–73.86% (Cost $1,722,029,280)				1,722,029,280

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–26.15%(g)

Credit Suisse Securities (USA) LLC, open agreement dated 03/09/2016 (collateralized by domestic non-agency mortgage-backed securities valued at $89,251,758; 0%-3.75%, 10/27/2034-06/25/2058) (b)(h)	0.88%	—	$—	$85,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 05/25/2016, maturing value of $30,003,675 (collateralized by domestic non-agency mortgage-backed securities valued at $31,503,880; 0.63%-3.75%, 05/26/2036-06/25/2055) (b)(i)	0.63%	06/01/2016	30,003,675	30,000,000
ING Financial Markets, LLC, agreement dated 05/31/2016, maturing value $75,001,063 (collateralized by domestic and foreign corporate obligations valued at $81,712,439; 2.00%-7.88%, 12/01/2016-05/06/2044) (b)	0.51%	06/01/2016	75,001,063	75,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 05/31/2016, aggregate maturing value of $950,007,389 (collateralized by U.S. Treasury obligations valued at $969,000,071; 0.13%-4.25%, 04/15/2018-02/15/2044)	0.28%	06/01/2016	139,666,389	139,665,303
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 05/27/2016, maturing value of $80,104,000 (collateralized by domestic non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $88,000,000; 0%-5.72%, 07/17/2019-04/26/2053)(d)(i)	0.78%	07/26/2016	80,104,000	80,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 05/31/2016, maturing value of $20,018,083 (collateralized by domestic non-agency mortgage-backed securities and domestic and foreign non-agency asset-backed securities valued at $22,000,000; 0%-6.00%, 01/27/2030-02/28/2052) (d)	0.93%	07/05/2016	20,018,083	20,000,000
RBC Capital Markets Corp., term agreement dated 04/28/2016, maturing value of $105,058,508 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $107,100,000; 0%-6.26%, 08/25/2029-05/01/2046) (b)(i)	0.59%	06/01/2016	105,058,508	105,000,000
Wells Fargo Securities, LLC, term agreement dated 05/31/2016, maturing value of $75,007,583 (collateralized by a U.S. government sponsored agency obligation and domestic commercial paper valued at $77,508,854; 0%-2.58%, 07/27/2016-06/30/2022) (i)	0.52%	06/07/2016	75,007,583	75,000,000
Total Repurchase Agreements (Cost $609,665,303)				609,665,303
TOTAL INVESTMENTS(j)(k)–100.01% (Cost $2,331,694,583)				2,331,694,583
OTHER ASSETS LESS LIABILITIES–(0.01)%				(175,942)
NET ASSETS–100.00%				$2,331,518,641

Investment Abbreviations:

CEP	— Credit Enhancement Provider	Gtd.	— Guaranteed	Ref.	— Refunding

COP	— Certificates of Participation	LOC	— Letter of Credit	Sec.	— Secured

FHLMC	— Federal Home Loan Mortgage Corp.	MFH	— Multi-Family Housing	Unsec.	— Unsecured

FNMA	— Federal National Mortgage Association	PCR	— Pollution Control Revenue Bonds	VRD	— Variable Rate Demand

GO	— General Obligation	RB	— Revenue Bonds

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 13.3%; Japan: 11.6%; Sweden: 8.3%; Netherlands: 6.5%; Canada: 6.3%; United Kingdom: 6.2%; Norway: 5.1%; other countries less than 5% each: 15.2%.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $788,262,873, which represented 33.81% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	5.2%
DNB Bank ASA	5.1
Svenska Handelsbanken AB	5.1

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2016

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–42.63%

U.S. Treasury Bills–29.83%(a)

U.S. Treasury Bills	0.42%	06/02/2016	$130,300	$130,298,514
U.S. Treasury Bills	0.49%	06/02/2016	149,700	149,698,000
U.S. Treasury Bills	0.52%	06/23/2016	100,000	99,968,497
U.S. Treasury Bills	0.54%	06/30/2016	55,450	55,426,326
U.S. Treasury Bills	0.51%	07/07/2016	225,000	224,887,500
U.S. Treasury Bills	0.52%	07/14/2016	115,250	115,180,069
U.S. Treasury Bills	0.42%	08/18/2016	250,000	249,777,916
U.S. Treasury Bills	0.45%	08/18/2016	200,000	199,808,467
U.S. Treasury Bills	0.32%	08/25/2016	400,000	399,706,277
U.S. Treasury Bills	0.45%	08/25/2016	250,000	249,737,031
U.S. Treasury Bills	0.46%	08/25/2016	200,000	199,788,917
U.S. Treasury Bills	0.34%	09/01/2016	455,000	454,611,829
U.S. Treasury Bills	0.35%	09/01/2016	200,000	199,828,112
U.S. Treasury Bills	0.48%	09/08/2016	300,000	299,608,125
U.S. Treasury Bills	0.49%	09/15/2016	150,000	149,785,792
U.S. Treasury Bills	0.51%	09/15/2016	200,000	199,702,611
U.S. Treasury Bills	0.48%	09/29/2016	400,000	399,366,666
U.S. Treasury Bills	0.39%	11/10/2016	914	912,637
U.S. Treasury Bills	0.40%	11/17/2016	141,000	140,738,543
U.S. Treasury Bills	0.45%	11/25/2016	158,000	157,658,193
U.S. Treasury Bills	0.46%	11/25/2016	250,000	249,446,875
U.S. Treasury Bills	0.49%	12/01/2016	200,000	199,514,666
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,345,849
				4,648,797,412

U.S. Treasury Notes–12.80%

U.S. Treasury Floating Rate Notes (b)	0.52%	10/31/2017	706,250	706,012,034
U.S. Treasury Floating Rate Notes (b)	0.62%	01/31/2018	300,000	300,189,036
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,232,031
U.S. Treasury Notes	3.13%	10/31/2016	152,492	154,140,351
U.S. Treasury Notes	0.50%	11/30/2016	100,000	100,036,221
U.S. Treasury Notes	2.75%	11/30/2016	150,000	151,627,673
U.S. Treasury Notes	0.63%	02/15/2017	100,000	100,081,675
U.S. Treasury Notes	4.63%	02/15/2017	225,000	231,523,222
U.S. Treasury Notes	0.88%	02/28/2017	50,000	50,128,071
U.S. Treasury Notes	3.00%	02/28/2017	50,000	50,918,765
				1,994,889,079
Total U.S. Treasury Securities (Cost $6,643,686,491)				6,643,686,491
TOTAL INVESTMENTS (excluding Repurchase Agreements)–42.63% (Cost $6,643,686,491)				6,643,686,491

			Repurchase Amount

Repurchase Agreements–61.55%(c)

Bank of Montreal, term agreement dated 05/12/2016, maturing value of $300,209,000 (collateralized by U.S. Treasury obligations valued at $306,000,021; 0%-3.00%, 01/31/2018-05/15/2046) (d)	0.33%	07/27/2016	300,209,000	300,000,000
Bank of Montreal, term agreement dated 05/19/2016, maturing value of $250,269,167 (collateralized by U.S. Treasury obligations valued at $255,000,027; 0.50%-3.63%, 06/30/2016-11/15/2045) (d)	0.38%	08/29/2016	250,269,167	250,000,000
Bank of Montreal, term agreement dated 05/20/2016, maturing value of $250,258,611 (collateralized by U.S. Treasury obligations valued at $255,000,054; 0.13%-4.25%, 07/31/2017-02/15/2044) (d)	0.38%	08/26/2016	250,258,611	250,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

Bank of Montreal, term agreement dated 05/26/2016, maturing value of $250,189,583 (collateralized by U.S. Treasury obligations valued at $255,000,067; 0%-8.75%, 06/02/2016-11/15/2045) (d)	0.39%	08/04/2016	$250,189,583	$250,000,000
Bank of Nova Scotia (The), joint agreement dated 05/31/2016, aggregate maturing value of $500,003,889 (collateralized by U.S. Treasury obligations valued at $510,000,067; 0.13%-8.88%, 08/31/2016-02/15/2044)	0.28%	06/01/2016	500,003,889	500,000,000
BNP Paribas Securities Corp., agreement dated 05/31/2016, maturing value of $1,200,011,333 (collateralized by U.S. Treasury obligations valued at $1,217,339,275; 0.13%-2.13%, 04/15/2017-05/15/2025)	0.34%	06/01/2016	1,200,011,333	1,200,000,000
CIBC World Markets Corp., agreement dated 05/31/2016, maturing value of $100,000,778 (collateralized by U.S. Treasury obligations valued at $102,004,227; 0.63%-6.13%, 06/30/2017-11/15/2027)	0.28%	06/01/2016	100,000,778	100,000,000
Citigroup Global Markets Inc., joint agreement dated 05/31/2016, aggregate maturing value of $400,003,111 (collateralized by U.S. Treasury obligations valued at $408,000,000; 0%-6.63%, 09/30/2016-08/15/2045)	0.28%	06/01/2016	200,001,556	200,000,000
Citigroup Global Markets Inc., term agreement dated 05/26/2016, maturing value of $500,026,250 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%, 11/15/2018-02/15/2035) (d)	0.27%	06/02/2016	500,026,250	500,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 05/31/2016, maturing value of $500,003,889 (collateralized by a U.S. Treasury obligation valued at $510,000,093; 1.63%, 02/15/2026)	0.28%	06/01/2016	500,003,889	500,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 03/07/2016, maturing value of $130,139,533 (collateralized by a U.S. Treasury obligation valued at $132,600,071; 2.75%, 02/15/2024) (d)	0.42%	06/07/2016	130,139,533	130,000,000
Credit Agricole Corporate & Investment Bank, term agreement dated 05/31/2016, maturing value of $250,014,097 (collateralized by U.S. Treasury obligations valued at $255,000,003; 0.50%-1.63%, 11/30/2016-06/30/2018) (d)	0.29%	06/07/2016	250,014,097	250,000,000
Credit Suisse Securities (USA) LLC, agreement dated 05/31/2016, maturing value of $300,002,417 (collateralized by U.S. Treasury obligations valued at $306,000,924; 2.13%-2.38%, 01/15/2025-02/15/2041)	0.29%	06/01/2016	300,002,417	300,000,000
HSBC Securities (USA) Inc., agreement dated 05/31/2016, maturing value of $185,001,644 (collateralized by U.S. Treasury obligations valued at $187,112,808; 2.38%, 01/15/2017)	0.32%	06/01/2016	185,001,644	184,999,999
ING Financial Markets, LLC, agreement dated 05/31/2016, maturing value of $290,088,497 (collateralized by a U.S. Treasury obligation valued at $295,996,459; 0.88%, 08/15/2017)	0.34%	06/01/2016	290,088,497	290,085,758
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 05/31/2016, aggregate maturing value of $950,007,389 (collateralized by U.S. Treasury obligations valued at $969,000,071; 0.13%-4.25%, 04/15/2018-02/15/2044)	0.28%	06/01/2016	207,947,775	207,946,157
Prudential Financial, Inc., agreement dated 05/31/2016, maturing value of $270,248,727 (collateralized by U.S. Treasury obligations valued at $276,019,314; 0%, 11/15/2027-08/15/2037)	0.33%	06/01/2016	270,248,727	270,246,250
RBC Capital Markets Corp., term agreement dated 05/25/2016, maturing value of $500,308,333 (collateralized by U.S. Treasury obligations valued at $510,000,059; 0.13%-3.88%, 09/30/2016-08/15/2045) (d)	0.37%	07/25/2016	500,308,333	500,000,000
RBC Capital Markets Corp., term agreement dated 05/25/2016, maturing value of $500,328,889 (collateralized by U.S. Treasury obligations valued at $510,000,038; 0%-4.50%, 06/02/2016-05/15/2045) (d)	0.37%	07/28/2016	500,328,889	500,000,000
Societe Generale, agreement dated 05/31/2016, maturing value of $909,971,657 (collateralized by a U.S. Treasury obligation valued at $935,908,879;1.63%, 11/30/2020)	0.34%	06/01/2016	909,971,657	909,963,063
Societe Generale, term agreement dated 04/14/2016, maturing value of $325,316,875 (collateralized by U.S. Treasury obligations valued at $331,500,026; 0%-8.75%, 06/23/2016-08/15/2045) (d)	0.39%	07/13/2016	325,316,875	325,000,000
TD Securities (USA) LLC, agreement dated 05/31/2016, maturing value of $400,003,111 (collateralized by U.S. Treasury obligations valued at $408,000,069; 0.13%-5.25%, 09/30/2016-05/15/2046)	0.28%	06/01/2016	400,003,111	400,000,000
Wells Fargo Securities, LLC, agreement dated 05/31/2016, maturing value of $325,002,618 (collateralized by U.S. Treasury obligations valued at $331,500,101; 0.13%-1.38%, 04/15/2017-01/15/2024)	0.29%	06/01/2016	325,002,618	325,000,000
Wells Fargo Securities, LLC, agreement dated 05/31/2016, maturing value of $425,003,424 (collateralized by U.S. Treasury obligations valued at $433,500,005; 0.88%-1.38%, 11/15/2017-02/29/2020)	0.29%	06/01/2016	425,003,424	425,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

Wells Fargo Securities, LLC, term agreement dated 04/08/2016, maturing value of $125,126,389 (collateralized by U.S. Treasury obligations valued at $127,500,010; 3.38%-9.13%, 05/15/2018-05/15/2044)	0.40%	07/08/2016	$125,126,389	$125,000,000
Wells Fargo Securities, LLC, term agreement dated 05/04/2016, maturing value of $200,200,000 (collateralized by a U.S. Treasury obligation valued at $204,000,028; 0.88%, 11/15/2017)	0.40%	08/02/2016	200,200,000	200,000,000
Wells Fargo Securities, LLC, term agreement dated 05/09/2016, maturing value of $200,202,222 (collateralized by U.S. Treasury obligations valued at $204,000,081; 3.13%-8.88%, 08/15/2017-05/15/2044)	0.40%	08/08/2016	200,202,222	200,000,000
Total Repurchase Agreements (Cost $9,593,241,227)				9,593,241,227
TOTAL INVESTMENTS(e)–104.18% (Cost $16,236,927,718)				16,236,927,718
OTHER ASSETS LESS LIABILITIES–(4.18)%				(651,636,166)
NET ASSETS–100.00%				$15,585,291,552

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(c)	Principal amount equals value at period end. See Note 1D.

(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(e)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2016

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–42.13%

Federal Farm Credit Bank (FFCB)–3.59%

Disc. Notes (a)	0.52%	12/21/2016	$25,000	$24,926,694
Unsec. Bonds (b)	0.47%	06/20/2017	39,325	39,289,857
Unsec. Bonds (b)	0.46%	07/14/2017	14,000	14,003,113
Unsec. Bonds (b)	0.59%	07/21/2017	45,000	44,999,921
Unsec. Bonds (b)	0.48%	07/25/2017	35,600	35,619,699
Unsec. Bonds (b)	0.43%	08/21/2017	22,000	21,984,988
Unsec. Bonds (b)	0.49%	08/29/2017	4,625	4,625,014
Unsec. Bonds (b)	0.48%	11/13/2017	8,000	7,988,862
Unsec. Bonds (b)	0.46%	12/27/2017	30,000	29,938,397
				223,376,545

Federal Home Loan Bank (FHLB)–28.57%

Global Bonds (b)	0.38%	01/17/2017	80,000	79,929,339
Unsec. Bonds	0.56%	01/20/2017	60,000	59,996,266
Unsec. Bonds	0.54%	01/25/2017	48,000	47,981,271
Unsec. Bonds	0.54%	01/25/2017	49,000	48,987,281
Unsec. Bonds	0.54%	01/26/2017	20,000	19,993,392
Unsec. Bonds (b)	0.47%	02/27/2017	25,000	25,000,000
Unsec. Bonds (b)	0.43%	08/18/2017	40,000	39,975,519
Unsec. Disc. Notes (a)	0.15%	06/01/2016	1,849	1,848,991
Unsec. Disc. Notes (a)	0.47%	08/12/2016	50,000	49,953,600
Unsec. Disc. Notes (a)	0.47%	08/17/2016	150,000	149,849,208
Unsec. Disc. Notes (a)	0.49%	08/19/2016	120,000	119,870,967
Unsec. Disc. Notes (a)	0.49%	08/24/2016	110,000	109,875,225
Unsec. Disc. Notes (a)	0.50%	08/24/2016	167,500	167,306,537
Unsec. Disc. Notes (a)	0.50%	09/23/2016	85,000	84,865,417
Unsec. Disc. Notes (a)	0.51%	09/23/2016	43,100	43,031,076
Unsec. Disc. Notes (a)	0.45%	10/05/2016	100,000	99,844,250
Unsec. Disc. Notes (a)	0.46%	10/14/2016	73,850	73,722,609
Unsec. Disc. Notes (a)	0.48%	10/14/2016	102,000	101,817,847
Unsec. Disc. Notes (a)	0.52%	10/14/2016	75,000	74,855,155
Unsec. Disc. Notes (a)	0.46%	10/19/2016	11,000	10,980,451
Unsec. Disc. Notes (a)	0.46%	10/21/2016	75,000	74,865,692
Unsec. Disc. Notes (a)	0.52%	10/24/2016	52,000	51,891,089
Unsec. Disc. Notes (a)	0.55%	11/18/2016	100,000	99,741,223
Unsec. Global Bonds (b)	0.38%	08/18/2016	80,000	79,999,138
Unsec. Global Bonds (b)	0.53%	01/23/2017	50,000	50,000,000
Unsec. Global Bonds (b)	0.46%	04/21/2017	10,000	9,996,001
				1,776,177,544

Federal Home Loan Mortgage Corp. (FHLMC)–2.64%

Unsec. Disc. Notes (a)	0.49%	09/23/2016	90,000	89,860,983
Unsec. Global Notes (b)	0.44%	01/13/2017	10,000	10,002,849
Unsec. Global Notes (b)	0.44%	04/20/2017	30,000	29,995,940
Unsec. Global Notes (b)	0.49%	04/27/2017	14,000	13,993,024
Unsec. Global Notes (b)	0.57%	07/21/2017	20,000	19,997,660
				163,850,456

Federal National Mortgage Association (FNMA)–3.98%

Unsec. Disc. Notes (a)	0.45%	08/17/2016	45,000	44,956,495
Unsec. Disc. Notes (a)	0.46%	08/17/2016	5,000	4,995,134
Unsec. Global Notes (b)	0.45%	09/08/2017	35,000	34,956,797
Unsec. Global Notes (b)	0.45%	10/05/2017	112,815	112,747,804

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal National Mortgage Association (FNMA)–(continued)

Unsec. Notes (b)	0.44%	08/16/2017	$50,000	$49,987,804
				247,644,034

Overseas Private Investment Corp. (OPIC)–3.35%

Gtd. VRD COP Bonds (c)	0.40%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds (c)	0.40%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds (c)	0.40%	07/15/2025	37,000	37,000,000
Unsec. Gtd. VRD COP Bonds (c)	0.36%	07/09/2026	51,000	51,000,000
				208,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,619,048,579)				2,619,048,579

U.S. Treasury Securities–8.09%

U.S. Treasury Bills–7.29%(a)

U.S. Treasury Bills	0.17%	06/09/2016	2,919	2,918,889
U.S. Treasury Bills	0.29%	06/23/2016	5,992	5,990,618
U.S. Treasury Bills	0.26%	07/28/2016	1,812	1,810,921
U.S. Treasury Bills	0.28%	08/04/2016	5,866	5,863,141
U.S. Treasury Bills	0.31%	08/11/2016	2,190	2,188,370
U.S. Treasury Bills	0.45%	08/25/2016	60,000	59,936,887
U.S. Treasury Bills	0.34%	09/01/2016	175,000	174,850,703
U.S. Treasury Bills	0.49%	09/01/2016	50,000	49,938,667
U.S. Treasury Bills	0.47%	09/29/2016	150,000	149,768,750
				453,266,946

U.S. Treasury Notes–0.80%

U.S. Treasury Floating Rate Notes (b)	0.52%	10/31/2017	50,000	49,980,697
Total U.S. Treasury Securities (Cost $503,247,643)				503,247,643
TOTAL INVESTMENTS (excluding Repurchase Agreements)–50.22% (Cost $3,122,296,222)				3,122,296,222

			Repurchase Amount

Repurchase Agreements–52.61%(d)

Bank of Nova Scotia (The), agreement dated 05/31/2016, maturing value of $300,002,500 (collateralized by a U.S. government sponsored agency obligation and domestic agency mortgage-backed securities valued at $306,000,000; 1.79%-5.00%, 09/19/2019-06/01/2046)	0.30%	06/01/2016	300,002,500	300,000,000
BNP Paribas Securities Corp., agreement dated 05/31/2016, maturing value of $490,004,628 (collateralized by U.S. Treasury obligations valued at $497,390,105; 0.13%, 04/15/2020),	0.34%	06/01/2016	490,004,628	490,000,000
Citigroup Global Markets Inc., joint agreement dated 05/31/2016, aggregate maturing value of $250,002,014 (collateralized by U.S. government agency obligations valued at $255,000,773; 0%-6.25%, 06/20/2016-09/15/2065)	0.29%	06/01/2016	114,000,918	114,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 05/31/2016, maturing value of $150,001,250 (collateralized by domestic agency mortgage-backed securities valued at $153,000,000; 3.50%-4.00%, 10/20/2042-08/20/2044)	0.30%	06/01/2016	150,001,250	150,000,000
HSBC Securities (USA) Inc., agreement dated 05/31/2016, maturing value of $78,000,667 (collateralized by U.S. Treasury obligations valued at $78,890,779; 2.38%, 01/15/2017),	0.32%	06/01/2016	78,000,667	77,999,974
ING Financial Markets, LLC, agreement dated 05/31/2016, maturing value of $125,076,989 (collateralized by U.S. Treasury obligations valued at $127,734,230; 0.25%-0.88%, 08/15/2017-01/15/2025)	0.34%	06/01/2016	125,076,989	125,075,808
Merrill Lynch Pierce Fenner & Smith, Inc., joint agreement dated 05/31/2016, aggregate maturing value of $950,007,389 (collateralized by U.S. Treasury obligations valued at $969,000,071; 0.13%-4.25%, 04/15/2018-02/15/2044)	0.28%	06/01/2016	152,484,890	152,483,704
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 05/31/2016, aggregate maturing value of $100,000,833 (collateralized by domestic agency mortgage-backed securities valued at $102,000,000; 2.00%-4.50%, 08/20/2038-02/25/2046)	0.30%	06/01/2016	62,000,517	62,000,000
Prudential Financial, Inc., agreement dated 05/31/2016, maturing value of $150,395,129 (collateralized by U.S. Treasury obligations valued at $153,781,500; 0%, 11/15/2026-08/15/2039)	0.33%	06/01/2016	150,395,129	150,393,750

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

RBC Capital Markets Corp., joint term agreement dated 05/18/2016, aggregate maturing value of $345,188,983 (collateralized by domestic agency mortgage-backed securities valued at $351,900,000; 2.50%-5.00%, 05/01/2026-06/01/2046)(e)	0.34%	07/15/2016	$230,125,989	$ 230,000,000
RBC Capital Markets Corp., joint term agreement dated 05/20/2016, aggregate maturing value of $520,338,000 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $530,400,001; 0.13%-7.50%, 04/15/2018-06/01/2046) (e)	0.39%	07/19/2016	310,201,500	310,000,000
Societe Generale, agreement dated 05/31/2016, maturing value of $299,996,758 (collateralized by U.S. Treasury obligations valued at $306,211,128; 1.75%, 12/31/2020)	0.34%	06/01/2016	299,996,758	299,993,925
Societe Generale, joint term agreement dated 05/25/2016, aggregate maturing value of $350,021,778 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $357,000,000; 0%-4.50%, 11/03/2016-01/20/2046) (e)	0.32%	06/01/2016	175,010,889	175,000,000
Societe Generale, open agreement dated 05/03/2016, (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $19,380,075; 1.63%-5.51%, 02/15/2017-04/20/2060)(f)	0.28%	—	—	19,000,000
Wells Fargo Securities, LLC, joint agreement dated 05/31/2016, aggregate maturing value of $550,004,736 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $561,000,586; 0%-10.35%, 06/30/2016-09/15/2042)	0.31%	06/01/2016	414,989,173	414,985,599
Wells Fargo Securities, LLC, term agreement dated 04/07/2016, maturing value of $100,110,000 (collateralized by domestic agency mortgage-backed securities valued at $102,000,000; 3.50%-6.26%, 03/25/2035-12/15/2045)	0.44%	07/06/2016	100,110,000	100,000,000
Wells Fargo Securities, LLC, term agreement dated 05/09/2016, maturing value of $100,113,750 (collateralized by domestic agency mortgage-backed securities valued at $102,000,000; 3.50%-6.26%, 03/25/2035-12/15/2045)	0.45%	08/08/2016	100,113,750	100,000,000
Total Repurchase Agreements (Cost $3,270,932,760)				3,270,932,760
TOTAL INVESTMENTS(g)–102.83% (Cost $6,393,228,982)				6,393,228,982
OTHER ASSETS LESS LIABILITIES–(2.83)%				(175,875,863)
NET ASSETS–100.00%				$ 6,217,353,119

Investment Abbreviations:

COP	—Certificates of Participation

Disc.	—Discounted

Gtd.	—Guaranteed

Sr.	—Senior

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2016

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–57.44%

U.S. Treasury Bills–57.44%(a)

U.S. Treasury Bills	0.13%	06/02/2016	$20,000	$19,999,928
U.S. Treasury Bills	0.40%	06/02/2016	12,000	11,999,868
U.S. Treasury Bills	0.17%	06/09/2016	14,081	14,080,469
U.S. Treasury Bills	0.32%	06/09/2016	5,000	4,999,650
U.S. Treasury Bills	0.29%	06/23/2016	8	8,334
U.S. Treasury Bills	0.26%	07/28/2016	188	188,271
U.S. Treasury Bills	0.28%	08/04/2016	134	133,872
U.S. Treasury Bills	0.31%	08/11/2016	4,810	4,807,488
U.S. Treasury Bills	0.30%	08/18/2016	5,000	4,996,804
U.S. Treasury Bills	0.46%	08/25/2016	2,000	1,997,868
U.S. Treasury Bills	0.44%	09/01/2016	2,000	1,997,774
U.S. Treasury Bills	0.49%	09/01/2016	2,000	1,997,552
U.S. Treasury Bills	0.48%	09/08/2016	2,000	1,997,388
U.S. Treasury Bills	0.46%	11/17/2016	2,000	1,995,770
Total U.S. Treasury Securities (Cost $71,201,036)				71,201,036

U.S. Government Sponsored Agency Securities–42.57%

Federal Home Loan Bank (FHLB)–36.98%

Unsec. Disc. Notes (a)	0.15%	06/01/2016	3,151	3,151,009
Unsec. Disc. Notes (a)	0.26%	06/01/2016	1,300	1,300,000
Unsec. Disc. Notes (a)	0.29%	06/03/2016	3,050	3,049,951
Unsec. Disc. Notes (a)	0.30%	06/09/2016	2,600	2,599,827
Unsec. Disc. Notes (a)	0.36%	07/05/2016	1,100	1,099,631
Unsec. Disc. Notes (a)	0.36%	07/08/2016	4,000	3,998,541
Unsec. Disc. Notes (a)	0.35%	07/15/2016	3,000	2,998,709
Unsec. Disc. Notes (a)	0.34%	07/20/2016	3,000	2,998,591
Unsec. Disc. Notes (a)	0.35%	07/22/2016	3,000	2,998,534
Unsec. Disc. Notes (a)	0.34%	07/27/2016	5,000	4,997,356
Unsec. Disc. Notes (a)	0.35%	07/28/2016	3,000	2,998,337
Unsec. Disc. Notes (a)	0.34%	08/12/2016	5,000	4,996,600
Unsec. Disc. Notes (a)	0.36%	08/12/2016	1,362	1,361,019
Unsec. Disc. Notes (a)	0.47%	11/02/2016	2,300	2,295,376
Unsec. Disc. Notes (a)	0.46%	11/16/2016	2,000	1,995,753
Unsec. Disc. Notes (a)	0.55%	11/18/2016	3,000	2,992,237
				45,831,471

Federal Farm Credit Bank (FFCB)–5.59%

Unsec. Bonds (b)	0.47%	10/11/2016	4,085	4,083,923
Unsec. Bonds (b)	0.47%	02/13/2017	2,850	2,850,624
				6,934,547
Total U.S. Government Sponsored Agency Securities (Cost $52,766,018)				52,766,018
TOTAL INVESTMENTS(c)–100.01% (Cost $123,967,054)				123,967,054
OTHER ASSETS LESS LIABILITIES–(0.01)%				(14,692)
NET ASSETS–100.00%				$123,952,362

Investment Abbreviations:

Disc.	— Discounted

Unsec.	— Unsecured

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(c)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

May 31, 2016

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–98.79%

Alabama–5.41%

Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$775	$775,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(c)	0.41%	07/01/2040	11,100	11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 G, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.39%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.41%	04/01/2028	10,000	10,000,000
				31,875,000

Arizona–1.04%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.41%	01/01/2046	1,630	1,630,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA) (a)	0.42%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA) (a)	0.41%	04/15/2030	1,800	1,800,000
				6,115,000

California–8.72%

Bay Area Toll Authority (San Francisco Bay Area); Series 2007 C-2, VRD Toll Bridge RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (a)(b)(c)	0.37%	04/01/2047	1,000	1,000,000
California (State of) (Kindergarten-University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC-Citibank, N.A.) (a)(b)	0.25%	05/01/2034	2,200	2,200,000
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC-Sumitomo Mitsui Banking Corp.) (a)(b)(c)	0.29%	12/01/2016	16,300	16,300,000
California (State of); Series 2003 B-4, VRD Unlimited Tax GO Bonds (LOC- Bank of America, N.A.) (a)(b)	0.38%	05/01/2033	4,200	4,200,000
East Bay Regional Park District; Series 2013 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	1,625	1,635,365
Los Angeles (City of); Series 2015, Unlimited Tax GO TRAN	2.00%	06/30/2016	950	951,297
Riverside (City of); Series 2011 A, Ref. Floating Rate Water RB (d)(e)	0.55%	02/01/2017	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB (d)(e)	0.60%	08/30/2016	11,800	11,800,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/2016	7,450	7,457,015
				51,343,677

Colorado–4.50%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	07/01/2034	2,000	2,000,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	04/01/2024	670	670,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-FNMA) (a)	0.49%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (a)(b)	0.53%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)	0.41%	07/01/2021	3,365	3,365,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC- U.S. Bank, N.A.) (a)(b)	0.41%	12/01/2024	5,235	5,235,000
				26,495,000

Delaware–0.93%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.42%	09/01/2036	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.42%	05/01/2036	2,754	2,754,000
				5,449,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–0.30%

District of Columbia Housing Finance Agency (Park 7 at Minnesota Benning); Series 2012, VRD MFH RB (CEP-FHLMC) (a)	0.41%	02/01/2046	$429	$429,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(f)	0.57%	01/01/2029	1,357	1,357,000
				1,786,000

Florida–2.15%

Florida (State of) Board of Education; Series 2008 C, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	3,420	3,420,000
Series 2012 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	1,000	1,000,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS-BHAC) (a)(f)(g)(h)	0.43%	04/01/2017	2,275	2,275,000
Orange (County of) Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP-FNMA) (a)	0.39%	06/01/2025	500	500,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.41%	11/01/2036	2,925	2,925,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.37%	07/01/2032	1,536	1,536,000
Sarasota (County of) Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.37%	07/01/2037	990	990,000
				12,646,000

Georgia–1.52%

DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (a)	0.39%	06/15/2025	128	128,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	01/01/2020	900	900,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/2016	1,375	1,380,274
Gwinnett County School District; Series 2012 A, Unlimited Tax GO Bonds	4.00%	10/01/2016	2,000	2,022,992
Heard (County of) Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.40%	01/01/2038	2,300	2,300,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.38%	09/01/2035	500	500,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC- Wells Fargo Bank, N.A.) (a)(b)	0.47%	09/01/2020	1,700	1,700,000
				8,931,266

Illinois–9.83%

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.42%	03/01/2030	8,232	8,232,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.41%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris Bank N.A.) (a)(b)	0.40%	02/01/2042	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris Bank N.A.) (a)(b)(f)	0.45%	10/01/2017	400	400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.43%	06/01/2040	3,195	3,195,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris Bank N.A.) (a)(b)	0.41%	09/01/2024	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.) (a)(b)(f)	0.50%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.40%	06/01/2029	2,290	2,290,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB (a)	0.40%	12/01/2046	7,700	7,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(f)	0.50%	06/01/2017	270	270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.41%	01/01/2037	1,720	1,720,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-U.S. Bank, N.A.) (a)(b)	0.41%	10/01/2033	$4,000	$4,000,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris Bank N.A.) (a)(b)	0.41%	06/01/2034	4,200	4,200,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.) (a)(b)	0.42%	06/01/2035	4,950	4,950,000
				57,907,000

Indiana–3.34%

Fort Wayne (City of) (University of St. Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.42%	08/01/2028	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.47%	08/01/2037	5,500	5,500,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC-Sumitomo Mitsui Banking Corp.) (a)(b)(c)	0.35%	10/01/2040	2,000	2,000,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC-Rabobank Nederland) (a)(b)(c)	0.47%	06/01/2035	10,000	10,000,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.50%	10/01/2019	880	880,000
				19,680,000

Iowa–0.34%

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC) (a)	0.40%	05/01/2031	2,000	2,000,000

Maryland–3.40%

Charles (County of); Series 2013, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/15/2016	1,425	1,433,091
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.41%	07/01/2028	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.37%	04/01/2035	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank, N.A) (a)(b)	0.34%	07/01/2041	1,248	1,248,000
Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	3,000	3,011,795
Prince George’s (County of); Series 2011 A, Consolidated Public Improvement Limited Tax GO Bonds	5.00%	09/15/2016	3,995	4,048,167
				20,001,053

Massachusetts–0.23%

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.40%	10/01/2038	121	121,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.38%	07/01/2038	715	715,000
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB	5.00%	10/15/2016	500	508,278
				1,344,278

Michigan–1.68%

Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.40%	10/01/2031	5,305	5,305,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.42%	04/01/2022	4,600	4,600,000
				9,905,000

Minnesota–2.35%

Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.35%	04/01/2037	2,649	2,649,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.42%	01/01/2025	290	290,000
Minnesota (State of); Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	7,000	7,032,470

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.49%	11/15/2031	$2,491	$2,491,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.40%	11/01/2035	1,350	1,350,000
				13,812,470

Mississippi–0.65%

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.40%	04/01/2037	3,849	3,849,000

Missouri–2.67%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago) (a)(b)	0.43%	11/01/2037	1,125	1,125,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health Systems); Series 2013 C, Health Facilities Floating Rate RB (d)(e)	0.60%	12/27/2016	6,450	6,450,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.47%	12/01/2019	1,060	1,060,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.35%	11/15/2043	1,600	1,600,000
St. Louis (County of) Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.42%	04/15/2027	4,893	4,893,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.42%	04/15/2027	570	570,000
				15,698,000

Nevada–0.23%

Carson City (City of) (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC-U.S. Bank, N.A.) (a)(b)	0.39%	09/01/2033	300	300,000
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.41%	06/01/2039	1,080	1,080,000
				1,380,000

New Hampshire–1.21%

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.41%	09/01/2037	3,625	3,625,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.41%	07/01/2038	3,500	3,500,000
				7,125,000

New Mexico–1.44%

Albuquerque (City of) & Bernalillo (County of) Water Utility Authority; Series 2009 A-1, Ref. Joint Water & Sewer System Improvement RB	5.00%	07/01/2016	1,250	1,254,808
New Mexico (State of) Finance Authority (Sr. Lien Public Revolving Fund); Series 2016 A, RB	2.00%	06/01/2016	2,150	2,150,000
New Mexico (State of); Series 2010 A, Severance Tax RB	5.00%	07/01/2016	5,075	5,094,865
				8,499,673

New York–8.32%

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (a)(b)(c)	0.39%	11/01/2036	8,130	8,130,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 A, VRD RB (LOC-Bank of China Ltd.) (a)(b)(c)	0.50%	11/01/2049	9,600	9,600,000
Series 2015 A, VRD RB (LOC-Bank of China Ltd.) (a)(b)(c)	0.50%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A1, VRD RB (LOC-Bank of America, N.A.) (a)(b)	0.43%	11/01/2046	1,086	1,086,000
New York (City of) Housing Development Corp. (The Crest); Series 2005 A, VRD Multi-Family Mortgage RB (LOC-Landesbank Hessen-Thüringen Girozentrale) (a)(b)(c)	0.41%	12/01/2036	18,000	18,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC-Landesbank Hessen-Thüringen Girozentrale) (a)(b)(c)	0.39%	11/01/2032	4,000	4,000,000
				49,016,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–1.87%

Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (a)	0.40%	01/15/2037	$9,300	$9,300,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	1,260	1,260,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.40%	06/01/2017	440	440,000
				11,000,000

Ohio–4.64%

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(b)	0.41%	11/01/2040	1,385	1,385,000
Columbus (City of) Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (a)(b)	0.40%	03/01/2034	3,783	3,783,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities Floating Rate RB (d)(e)	0.44%	06/01/2016	2,900	2,900,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-Northern Trust Co.) (a)(b)	0.52%	12/01/2021	6,625	6,625,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.43%	05/01/2026	8,300	8,300,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)	0.42%	06/01/2023	4,365	4,365,000
				27,358,000

Pennsylvania–4.81%

Allegheny (County of) Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(f)	0.42%	10/01/2025	1,200	1,200,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.40%	06/01/2037	1,222	1,222,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.41%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.42%	10/15/2025	5,505	5,505,000
Montgomery (County of) Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.37%	03/01/2032	1,005	1,005,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA) (a)	0.42%	08/15/2031	3,990	3,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(f)	0.42%	05/01/2020	1,950	1,950,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.40%	05/01/2032	3,700	3,700,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.40%	07/01/2026	1,715	1,715,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.41%	11/01/2029	2,600	2,600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (a)(b)	0.41%	07/01/2027	3,200	3,200,000
				28,322,000

South Carolina–1.37%

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(f)	0.54%	07/01/2017	590	590,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC-Bank of New York Mellon (The)) (a)(b)	0.39%	11/01/2025	7,480	7,480,000
				8,070,000

Tennessee–1.78%

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, 7 Month Window Floating Rate RB (d)(e)	0.67%	12/27/2016	9,000	9,000,000
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA) (a)	0.41%	07/15/2036	1,502	1,502,000
				10,502,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–8.59%

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program) (a)	0.40%	08/01/2035	$14,615	$14,615,000
Austin (City of); Series 2010, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/2016	2,450	2,477,348
Austin Community College District; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	1,260	1,265,541
Fort Bend Independent School District; Series 2008, Ref. & School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,300	1,312,680
Lewisville Independent School District; Series 2014 A, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)	3.00%	08/15/2016	1,095	1,101,175
San Antonio Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,000	1,009,754
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.40%	04/01/2026	1,000	1,000,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.) (a)(b)	0.41%	11/15/2050	3,500	3,500,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.40%	02/15/2028	262	262,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC) (a)	0.42%	05/01/2042	10,865	10,865,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB (a)	0.38%	08/01/2025	13,180	13,180,000
				50,588,498

Utah–3.39%

Utah (County of) (IHC Health Services, Inc.); Series 2014 B, Hospital Floating Rate RB (d)(e)	0.60%	12/27/2016	6,525	6,525,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal) (a)(b)(c)	0.40%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.45%	04/01/2042	2,450	2,450,000
				19,975,000

Vermont–1.65%

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.35%	10/01/2034	700	700,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.37%	09/01/2038	9,035	9,035,000
				9,735,000

Virginia–1.09%

Alexandria (City of); Series 2011, Capital Improvement Unlimited Tax GO Bonds	5.00%	07/15/2016	2,115	2,127,254
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.37%	10/01/2030	2,700	2,700,000
Newport News (City of); Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	07/15/2016	1,395	1,402,609
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.41%	12/01/2019	200	200,000
				6,429,863

Washington–2.98%

Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low Income Housing Assistance RB (LOC-U.S. Bank, N.A.) (a)(b)	0.41%	05/01/2019	905	905,000
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2015 B, Ref. RB	3.00%	08/15/2016	1,555	1,562,919
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.40%	07/01/2044	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.37%	04/01/2043	4,632	4,632,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.40%	09/15/2020	2,475	2,475,000
				17,574,919

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–1.02%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (a)(b)	0.38%	01/01/2034	$6,000	$6,000,000

Wisconsin–5.34%

Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (a)(b)	0.43%	10/01/2042	2,355	2,355,000
Milwaukee (City of); Series 2015 M7, School RAN	2.00%	06/30/2016	11,500	11,516,477
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.47%	07/01/2016	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.40%	08/15/2034	1,592	1,592,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.45%	05/01/2030	13,445	13,445,000
Wisconsin (State of); Series 2012 2, Ref. Clean Water RB	5.00%	06/01/2016	600	600,000
				31,463,477
TOTAL INVESTMENTS(i)(j)–98.79% (Cost $581,877,174)				581,877,174
OTHER ASSETS LESS LIABILITIES–1.21%				7,130,449
NET ASSETS–100.00%				$589,007,623

Investment Abbreviations:
BHAC	— Berkshire Hathaway Assurance Corp.	IDR	— Industrial Development Revenue Bonds	RAN	— Revenue Anticipation Notes

CEP	— Credit Enhancement Provider	INS	— Insurer	RB	— Revenue Bonds

FHLB	— Federal Home Loan Bank	LOC	— Letter of Credit	Ref.	— Refunding

FHLMC	— Federal Home Loan Mortgage Corp.	MFH	— Multi-Family Housing	Sr.	— Senior

FNMA	— Federal National Mortgage Association	PCR	— Pollution Control Revenue Bonds	TRAN	— Tax and Revenue Anticipation Notes

GO	— General Obligation	PUTTERs	— Putable Tax-Exempt Receipts	VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 5.3%; other countries less than 5% each: 15.0%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $12,742,000, which represented 2.16% of the Fund’s Net Assets.

(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(h)	Principal and/or interest payments are secured by the bond insurance company listed.

(i)	Also represents cost for federal income tax purposes.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	6.6%
Federal Home Loan Mortgage Corp.	5.8
JPMorgan Chase Bank, N.A.	5.5
TD Bank, N.A.	5.4
U.S. Bank, N.A.	5.2

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the

Short-Term Investments Trust

D.	Repurchase Agreements – (continued)

agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments Trust

Item 2.	Controls and Procedures.

(a)	As of May 25, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 25, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.